Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Statement of Cash Flows [Abstract]
Net income (loss)	$ 289,072	$ 128,074
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation	64,968	57,046
Amortization of deferred charges	1,662	1,193
Impairment loss on vessels	0	4,187
Share option expenses	300	313
Share of results of associated companies	(27,120)	(3,533)
Dividends received from associated companies	7,497	0
Amortization of charter party-out contracts	0	1,010
Mark to market (gain) loss on derivatives	(26,471)	(10,407)
Mark to market (gain) loss on marketable securities	348	(372)
Non-cash lease expense	(1,608)	(4,273)
Gain on sale of assets	(9,516)	0
Other	(462)	(287)
Changes in operating assets and liabilities, net:
Trade accounts receivable	696	(28,187)
Related party balances	17,638	29,227
Other receivables	(46,003)	(9,683)
Inventories	(4,497)	(23,655)
Voyages in progress	16,644	(14,913)
Prepaid expenses	(2,968)	(2,892)
Trade accounts payables	(1,220)	(11,223)
Accrued expenses	290	10,579
Other current liabilities	(150)	18,553
Net cash provided by operating activities	279,100	140,757
Investing activities
Additions to vessels and right of use assets (including related party amounts of nil and $286,894 for the six months ended June 30, 2022 and 2021 respectively)	(2,242)	(288,942)
Additions to newbuildings (including related party amounts of nil and $116,445 for the six months ended June 30, 2022 and 2021 respectively)	(13,727)	(116,445)
Proceeds from sale of vessels	51,479	17,652
Proceeds from sale of shares in associated companies	937	0
Repayments of loans receivable from related party	5,350	0
Other investing activities, net	4	22
Net cash provided by (used in) investing activities	41,801	(387,713)
Financing activities
Proceeds from long-term debt (including related party amounts of nil and $62,975 for the six months ended June 30, 2022 and 2021 respectively)	275,000	62,975
Repayment of long-term debt	(338,648)	(103,307)
Repayment of finance leases (including related party amounts of $16,192 and $15,692 for the six months ended June 30, 2022 and 2021 respectively)	(16,192)	(15,692)
Debt fees paid	(2,750)	0
Distributions to shareholders	(280,835)	(50,104)
Net proceeds from share issuance	0	352,225
Proceeds from share distributions	828	574
Net cash provided by (used in) financing activities	(362,597)	246,671
Net change in cash, cash equivalents and restricted cash	(41,696)	(285)
Cash, cash equivalents and restricted cash at beginning of period	210,017	175,102
Cash, cash equivalents and restricted cash at end of period	$ 168,321	$ 174,817